July 28, 2004


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: Merrill Lynch Value Opportunities Fund, Inc.
Post-Effective Amendment No. 34 to the
Registration Statement on Form N-1A (Securities
Act File No. 2-60836, Investment Company Act
File No. 811-2809)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the
Securities Act of 1933, as amended
(the "1933 Act"), Merrill Lynch Value
Opportunities Fund, Inc. (the "Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective
Amendment No. 34 to the Fund's Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 34 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
Commission on July 26, 2004.

Very truly yours,

Merrill Lynch Value Opportunities Fund, Inc.

/s/ Phillip S. Gillespie

Phillip S. Gillespie
Secretary of Fund